VOYA PREFERRED ADVANTAGE VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED INDIVIDUAL VARIABLE ANNUITY CONTRACT

issued by

Voya Insurance and Annuity Company

and its

Separate Account B

Supplement Dated April 20, 2018

This supplement updates and amends certain information contained in your prospectus dated May 1, 2017.
Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

IMPORTANT INFORMATION ABOUT THE CONTRACT

Effective April 30, 2018, the Voya Preferred Advantage Variable Annuity will no longer available for new sales.

IMPORTANT INFORMATION ABOUT THE COMPANY

On December 20, 2017, Voya, entered into a Master Transaction Agreement (the “Agreement”) with VA Capital Company LLC, a newly formed Delaware limited liability company (“VA Capital”), and Athene Holding Ltd., a Bermuda limited company, pursuant to which VA Capital’s wholly-owned subsidiary Venerable Holdings Inc. will acquire all of the shares of the capital stock of the Company and all of the membership interests of Directed Services LLC, our affiliate and the principal underwriter and distributor of the Contract as well as for our other variable contracts. The transaction will result in Voya’s disposition of substantially all of its variable annuity and fixed and fixed indexed annuity businesses and related assets. The transaction is expected to close in the second or third quarters of 2018. The consummation of the closing under the Agreement is subject to conditions specified in the Agreement, including the receipt of required regulatory approvals. The transaction will NOT change the terms, features and benefits of your Contract.

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE POLICIES

The following chart lists the funds that are available through the Contract, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

X. PAVA-17GW	Page 1 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® ‒ Blue Chip Income and Growth Fund (Class 4) Investment Adviser: Capital Research and Management CompanySM	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® – Bond Fund (Class 4) Investment Adviser: Capital Research and Management CompanySM	Seeks as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® – Capital Income Builder® (Class 4) Investment Adviser: Capital Research and Management CompanySM

Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

American Funds Insurance Series® – Global Growth Fund (Class 4) Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.
American Funds Insurance Series® – Growth Fund (Class 4) Investment Adviser: Capital Research and Management CompanySM	Seeks growth of capital.
American Funds Insurance Series® – International Fund (Class 4) Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.
American Funds Insurance Series® – New World Fund® (Class 4) Investment Adviser: Capital Research and Management CompanySM	Seeks long-term capital appreciation.
BlackRock Equity Dividend V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	Seeks long-term total return and current income.
BlackRock Global Allocation V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.

X. PAVA-17GW	Page 2 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
BlackRock High Yield V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	Seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock iShares® Alternative Strategies V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	Seeks to achieve long term growth of capital and risk adjusted returns.
BlackRock iShares® Dynamic Allocation V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	Seeks to provide total return.

ClearBridge Variable Aggressive Growth Portfolio (Class II)

Investment Adviser:  Legg Mason Partners Fund Advisor, LLC

Subadviser:  ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund’s cash and short term investments allocated to it)

Seeks capital appreciation.

ClearBridge Variable Mid Cap Portfolio (Class II)

Investment Adviser:  Legg Mason Partners Fund Advisor, LLC

Subadviser:  ClearBridge Investments, LLC (Western Asset Management Company manages the fund’s cash and short term investments allocated to it)

Seeks long-term growth of capital.
Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with long-term capital appreciation.
Deutsche Alternative Asset Allocation VIP (Class B) Investment Adviser: Deutsche Investment Management Americas Inc. Subadviser: RREEF America L.L.C.	Seeks capital appreciation.
Deutsche Core Equity VIP (Class B) Investment Adviser: Deutsche Investment Management Americas Inc.	Seeks long-term growth of capital, current income and growth of income.

X. PAVA-17GW	Page 3 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Eaton Vance VT Floating-Rate Income Fund (Initial Class) Investment Adviser: Eaton Vance Management	Seeks to provide a high level of current income.
Federated High Income Bond Fund II (Service Class)[1] Investment Adviser: Federated Investment Management Company	Seeks high current income.
Federated Kaufman Fund II (Service Class) Investment Adviser: Federated Equity Management Company of Pennsylvania Subadviser: Federated Global Investment Management Corp.	Seeks capital appreciation.
Fidelity® VIP Disciplined Small Cap Portfolio (Service Class 2) Investment Adviser: Fidelity Management & Research Company Subadvisers: Geode Capital Management, LLC and FMR Co., Inc.	Seeks capital appreciation.
Fidelity® VIP FundsManager 20% Portfolio (Service Class 2)[2] Investment Adviser: FMR Co., an affiliate of Fidelity Management & Research Company	Seeks high current income and, as a secondary objective, capital appreciation.
Fidelity® VIP FundsManager 60% Portfolio (Service Class 2)[2] Investment Adviser: FMR Co., an affiliate of Fidelity Management & Research Company	Seeks high total return.
Fidelity® VIP FundsManager 85% Portfolio (Service Class 2)[2] Investment Adviser: FMR Co., an affiliate of Fidelity Management & Research Company	Seeks high total return.

Fidelity® VIP Strategic Income Portfolio (Service Class 2)

Investment Adviser:  Fidelity Management & Research Company

Subadvisers:   Fidelity Investments Money Management, Inc., FMR Co., Inc., FIL Investment Advisors (UK) Limited and other investment advisers

Seeks a high level of current income. The fund may also seek capital appreciation.

X. PAVA-17GW	Page 4 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Invesco V.I. Balanced-Risk Allocation Fund (Series II) Investment Adviser: Invesco Advisers, Inc.	Seeks total return with a low to moderate correlation to traditional financial market indices.
Ivy VIP Balanced (Class II) Investment Adviser: Ivy Investment Management Company	To seek to provide total return through a combination of capital appreciation and current income.
Ivy VIP Energy (Class II) Investment Adviser: Ivy Investment Management Company	To seek to provide capital growth and appreciation.
Ivy VIP International Core Equity (Class II) Investment Adviser: Ivy Investment Management Company	To seek to provide capital growth and appreciation.
Ivy VIP Securian Real Estate Securities (Class II)[3] Investment Adviser: Ivy Investment Management Company Subadviser: Securian Asset Management, Inc.	To seek to provide total return through capital appreciation and current income.
Ivy VIP Small Cap Core (Class II) Investment Adviser: Ivy Investment Management Company	To seek to provide capital appreciation.
Ivy VIP Small Cap Growth (Class II) Investment Adviser: Ivy Investment Management Company	To seek to provide growth of capital.
Janus Henderson Balanced Portfolio (Service Class) Investment Adviser: Janus Capital Management LLC	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio (Service Class) Investment Adviser: Janus Capital Management LLC	Seeks long-term growth of capital.
MFS® Global Real Estate Portfolio (Service Class) Investment Adviser: Massachusetts Financial Services Company	Seeks total return.
MFS® International Value Portfolio (Service Class) Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.

X. PAVA-17GW	Page 5 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
MFS® Research Series (Service Class) Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.
MFS® Strategic Income Portfolio (Service Class) Investment Adviser: Massachusetts Financial Services Company	Seeks total return with an emphasis on high current income, but also considering capital appreciation.
MFS® Utilities Series (Service Class) Investment Adviser: Massachusetts Financial Services Company	Seeks total return.
MFS® Value Series (Service Class) Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.
Oppenheimer Discovery Mid Cap Growth Fund/VA (Service Class) Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer International Growth Fund/VA (Service Class) Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer Main Street Fund®/VA (Service Class) Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Oppenheimer Total Return Bond Fund/VA (Service Class) Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks total return.
PIMCO All Asset Portfolio (Administrative Class)[2] Investment Adviser: Pacific Investment Management Company LLC Asset Allocation Subadviser: Research Affiliates, LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

X. PAVA-17GW	Page 6 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
PIMCO Low Duration Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Short-Term Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Total Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam VT Income Fund (Class IB) Investment Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam VT International Equity Fund (Class IB) Investment Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	Seeks capital appreciation.
Putnam VT International Value Fund (Class IB) Investment Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited and Putnam Advisory Company, LLC	Seeks capital growth. Current income is a secondary objective.
Putnam VT Investors Fund (Class IB) Investment Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	Seeks long-term growth of capital and any increased income that results from this growth.
Putnam VT Mortgage Securities Fund (Class IB)[4] Investment Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam VT Small Cap Value Fund (Class IB) Investment Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	Seeks capital appreciation.

X. PAVA-17GW	Page 7 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
T. Rowe Price Blue Chip Growth Portfolio (Class II) Investment Adviser: T. Rowe Price Associates, Inc.	Seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Health Sciences Portfolio (Class II)[5] Investment Adviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
Templeton Global Bond VIP Fund (Class 2) Investment Adviser: Franklin Advisers, Inc.

Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Voya Global Bond Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Perspectives® Portfolio (Class ADV)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Government Liquid Assets Portfolio (Class S2) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya High Yield Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Intermediate Bond Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

X. PAVA-17GW	Page 8 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya International Index Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya MidCap Opportunities Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Retirement Conservative Portfolio (Class ADV)1, [2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio (Class ADV)1, [2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio (Class ADV)1, [2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio (Class ADV)1, [2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.

X. PAVA-17GW	Page 9 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Large Cap Index Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Index Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2025 Portfolio (Class ADV)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

X. PAVA-17GW	Page 10 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2035 Portfolio (Class ADV)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio (Class ADV)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2055 Portfolio (Class ADV)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio (Class ADV)[2] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
VY® American Century Small-Mid Cap Value Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.

X. PAVA-17GW	Page 11 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® BlackRock Inflation Protected Bond Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: BlackRock Financial Management, Inc.	Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
VY® Columbia Contrarian Core Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.
VY® Franklin Income Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
VY® Invesco Equity and Income Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.

X. PAVA-17GW	Page 12 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® JPMorgan Mid Cap Value Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Morgan Stanley Global Franchise Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.
VY® Oppenheimer Global Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.

X. PAVA-17GW	Page 13 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price International Stock Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

IMPORTANT INFORMATION ABOUT FUNDS

CLOSED TO NEW INVESTMENT

The Subaccounts that invests in the following mutual funds have been closed to new investment:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Deutsche High Income VIP (Class B) Investment Adviser: Deutsche Investment Management Americas Inc.	Seeks to provide a high level of current income.
Franklin Strategic Income VIP Fund (Class 2) Investment Adviser: Franklin Advisers, Inc.

Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominately in U.S. and foreign debt securities, including those in emerging markets.

Ivy VIP Asset Strategy (Class II) Investment Adviser: Ivy Investment Management Company	To seek to provide total return.
Ivy VIP High Income (Class II) Investment Adviser: Ivy Investment Management Company	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy VIP Mid Cap Growth (Class II) Investment Adviser: Ivy Investment Management Company	To seek to provide growth of capital.
Ivy VIP Science and Technology (Class II) Investment Adviser: Ivy Investment Management Company	To seek to provide growth of capital.

X. PAVA-17GW	Page 14 of 16	April 2018

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Janus Henderson Flexible Bond Portfolio (Service Class) Investment Adviser: Janus Capital Management LLC	Seeks to obtain maximum total return, consistent with preservation of capital.
Voya Global Equity Portfolio (Class ADV)[1] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Growth and Income Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Large Cap Value Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
VY® Clarion Global Real Estate Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Clarion Real Estate Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.

Contract Owners who have invested in one or more of the Subaccounts that correspond to these funds may leave their investments in those Subaccounts, but future allocations and transfers into them are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these funds, premium received that would have been allocated to a Subaccount corresponding to one of these funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service.

X. PAVA-17GW	Page 15 of 16	April 2018

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service

P.O. Box 9271

Des Moines, Iowa 50306-9271

1-888-854-5950

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

[1]   This fund employs a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your contract value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your contract value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected.

[2]   This fund is structured as a “fund of funds.” A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

[3]   Prior to May 1, 2018, this fund was known as the Ivy VIP Advantus Real Estate Securities Portfolio and was subadvised by Advantus Capital Management, Inc.

[4]   Prior to April 30, 2018, this fund was known as the Putnam VT American Government Income Fund.

[5]   Subject to shareholder approval, this fund will change its status from “diversified” to “non-diversified” effective on or about August 1, 2018.

X. PAVA-17GW	Page 16 of 16	April 2018